Credit Facilities (Details) - Aug. 31, 2019 € in Thousands, ₨ in Thousands, $ in Thousands, $ in Thousands	USD ($)	EUR (€)	CAD ($)	INR (₨)
Canadian Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	$ 52,655		$ 70,000
US Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	9,000
Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	5,433
Revolving Line of Credit [Member] | Bank Loan [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	5,000
Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	433
Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	26,179
Amount reserved from line of credit	5,818
INR Line of Credit, Foreign Currency Risk [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	1,800			₨ 128,571
Amount reserved from line of credit	213			₨ 15,214
Euro Dollar Revolving Line of Credit [Member]
Credit Facilities [Abstract]
Line of credit maximum borrowing capacity	552	€ 500
Euro Dollar Revolving Line of Credit [Member] | Letters of Guarantee [Member]
Credit Facilities [Abstract]
Amount drawn from lines of credit	$ 277	€ 251